Financial Risk Management and Fair Values of Financial Instruments - Schedule of Sensitivity Analysis (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets
Effect on profit (loss), financial assets	$ (606,825)	$ 676,564	$ (5,480,914)
Financial liabilities
Effect on profit (loss), financial liabilities	$ 606,825	$ (676,564)	$ 5,480,914
USD:NTD [Member]
Financial assets
Change in exchange rate, financial assets	1	1	1
Effect on profit (loss), financial assets	$ 582		$ 1,553
Effect on other comprehensive income, financial assets
Financial liabilities
Change in exchange rate, financial liabilities	1	1	1
Effect on profit (loss), financial liabilities		$ 2,337
Effect on other comprehensive income, financial liabilities
USD:JPY [Member]
Financial assets
Change in exchange rate, financial assets	1	1	1
Effect on profit (loss), financial assets	$ 33	$ 13	$ 235
Effect on other comprehensive income, financial assets
Financial liabilities
Change in exchange rate, financial liabilities	1	1	1
HKD:NTD [Member]
Financial assets
Change in exchange rate, financial assets	1	1	1
Effect on profit (loss), financial assets
Effect on other comprehensive income, financial assets
Financial liabilities
Change in exchange rate, financial liabilities	1	1	1
USD:NTD [Member]
Financial assets
Change in exchange rate, financial assets	1	1	1
Financial liabilities
Change in exchange rate, financial liabilities	1	1	1
Effect on profit (loss), financial liabilities	$ 487	$ 557	$ 1,127
Effect on other comprehensive income, financial liabilities
USD:JPY [Member]
Financial assets
Change in exchange rate, financial assets	1	1	1
Financial liabilities
Change in exchange rate, financial liabilities	1	1	1
Effect on profit (loss), financial liabilities	$ 9,477	$ 5,469	$ 5,539
Effect on other comprehensive income, financial liabilities